S000004434 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended	246 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Morningstar US Market Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		24.09%	13.96%	12.66%
Morningstar US Small Cap Broad Growth Extended Index (Spliced) (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	13.39%	7.61%	8.93%
iShares Morningstar Small-Cap Growth ETF
Prospectus [Line Items]
Average Annual Return, Percent		13.44%	7.64%	8.89%
Performance Inception Date					Jun. 28, 2004
iShares Morningstar Small-Cap Growth ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		13.14%	7.43%	8.69%
iShares Morningstar Small-Cap Growth ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		8.04%	5.95%	7.23%

[1]	Index returns through March 21, 2021 reflect the performance of the Morningstar US Small Growth Index. Index returns beginning on March 22, 2021 reflect the performance of the Morningstar US Small Cap Broad Growth Extended Index, which, effective as of March 22, 2021, replaced the Morningstar US Small Growth Index as the Underlying Index of the Fund.